UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-5576

Name of Fund:  Merrill Lynch Global Allocation Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Merrill Lynch Global Allocation Fund, Inc., 800
     Scudders Mill Road, Plainsboro, NJ, 08536.  Mailing address:
     P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments

Merrill Lynch Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2005                                                            (in U.S. dollars)
Country             Industry+                         Shares Held    Common Stocks                                    Value
Australia - 1.1%    Food Products - 0.0%                7,500,000    Burns Philp & Co., Ltd. (c)               $  5,055,994

                    Metals & Mining - 1.0%              3,750,000    BHP Billiton Ltd.                           47,741,151
                                                        1,000,000    Rio Tinto Ltd.                              33,227,454
                                                        3,500,000    WMC Resources Ltd.                          19,469,561
                                                                                                               ------------
                                                                                                                100,438,166

                    Oil & Gas - 0.1%                      400,000    Woodside Petroleum Ltd.                      6,401,086

                                                                     Total Common Stocks in Australia           111,895,246

Belgium - 0.2%      Commercial Banks - 0.1%               217,389    Dexia                                        4,858,166

                    Diversified Telecommunication         320,757    Belgacom SA (c)                             13,264,690
                    Services - 0.1%

                                                                     Total Common Stocks in Belgium              18,122,856

Brazil - 0.5%       Metals & Mining - 0.2%                118,200    Cia Vale do Rio Doce ++                      3,575,550
                                                          582,000    Cia Vale do Rio Doce (c)++                  14,643,120
                                                                                                               ------------
                                                                                                                 18,218,670

                    Oil & Gas - 0.3%                      750,000    Petroleo Brasileiro SA (k)++                30,487,500

                                                                     Total Common Stocks in Brazil               48,706,170

Canada - 1.0%       Communications Equipment - 0.3%     8,688,000    Nortel Networks Corp. (c)                   28,236,000

                    Media - 0.2%                          701,400    Rogers Communications, Inc. Class B         18,783,492

                    Metals & Mining - 0.2%              1,200,000    Placer Dome, Inc.                           20,460,000

                    Multiline Retail - 0.1%             1,365,500    Hudson's Bay Co.                            14,406,121

                    Oil & Gas - 0.1%                      139,300    Petro-Canada                                 7,184,209
                                                           18,000    Suncor Energy, Inc.                            576,087
                                                           75,000    Talisman Energy, Inc.                        2,236,550
                                                                                                               ------------
                                                                                                                  9,996,846

                    Road & Rail - 0.1%                    210,000    CP Railway Limited (USD)                     7,072,800
                                                           90,000    Canadian Pacific Railway Ltd.                3,046,544
                                                                                                               ------------
                                                                                                                 10,119,344

                                                                     Total Common Stocks in Canada              102,001,803

Portfolio Abbreviations

To simplify the currency denominations of Merrill Lynch Global
Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list below.

AUD        Australian Dollar
CAD        Canadian Dollar
EUR        Euro
GBP        British Pound
JPY        Japanese Yen
MYR        Malaysian Ringgit
NZD        New Zealand Dollar
SEK        Swedish Krona
SGD        Signapore Dollar
USD        United States Dollar

Merrill Lynch Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2005 (concluded)                                                (in U.S. dollars)
Country               Industry+                       Shares Held    Common Stocks                                Value
China - 0.1%        Automobiles - 0.0%                  8,000,000    Denway Motors Ltd.                        $  2,948,810

                    Insurance - 0.1%                      115,400    China Life Insurance Co. Ltd. (c)(k)++       3,075,410
                                                        1,325,500    Ping An Insurance Group Co. of China
                                                                     Ltd. (c)                                     2,200,698
                                                                                                               ------------
                                                                                                                  5,276,108

                    Transportation                      3,000,000    Hainan Meilan International Airport          2,230,798
                    Infrastructure - 0.0%                            Co., Ltd.

                                                                     Total Common Stocks in China                10,455,716

Finland - 0.1%      Communications Equipment - 0.1%       397,500    Nokia Oyj ++                                 6,073,800

                    Paper & Forest Products - 0.0%        275,734    Stora Enso Oyj Class R                       3,976,668

                                                                     Total Common Stocks in Finland              10,050,468

France - 1.2%       Automobiles - 0.1%                    229,377    Peugeot SA                                  14,281,069

                    Commercial Banks - 0.2%               315,574    BNP Paribas                                 22,765,496

                    Communications Equipment - 0.0%       244,500    Alcatel SA (c)(k)++                          3,501,240

                    Construction & Engineering - 0.2%     103,047    Vinci SA                                    14,770,743

                    Construction Materials - 0.1%          81,454    Lafarge SA                                   8,409,183

                    Diversified Telecommunication         138,586    France Telecom SA                            4,352,053
                    Services - 0.0%

                    Food & Staples Retailing - 0.1%       155,039    Carrefour SA                                 7,996,205

                    Hotels, Restaurants & Leisure - 0.1%  170,940    Accor SA                                     7,479,527

                    Metals & Mining - 0.1%                492,377    Arcelor                                     10,999,203

                    Oil & Gas - 0.3%                      143,879    Total SA                                    30,926,616

                                                                     Total Common Stocks in France              125,481,335

Germany - 0.9%      Air Freight & Logistics - 0.2%        621,132    Deutsche Post AG                            14,471,464

                    Auto Components - 0.1%                170,302    Continental AG                              11,824,581

                    Automobiles - 0.1%                    130,816    DaimlerChrysler AG                           5,945,335

                    Construction & Engineering - 0.1%     375,977    Hochtief AG                                 12,252,619

                    Diversified Financial Services - 0.1% 137,777    Deutsche Boerse AG                           8,571,279

                    Diversified Telecommunication         454,701    Deutsche Telekom AG                          9,835,128
                    Services - 0.1%

                    Electric Utilities - 0.1%             131,058    E.ON AG                                     11,724,111

                    Multi-Utilities &                     204,210    RWE AG                                      11,771,062
                    Unregulated Power - 0.1%

                    Textiles, Apparel &                    18,345    Adidas-Salomon AG                            2,746,955
                    Luxury Goods - 0.0%

                                                                     Total Common Stocks in Germany              89,142,534

Hong Kong - 0.6%    Commercial Banks - 0.2%             1,133,659    HSBC Holdings Plc                           18,805,788

                    Industrial Conglomerates - 0.3%     2,999,950    Hutchison Whampoa Ltd.                      27,302,511


                    Real Estate - 0.1%                  1,000,000    Cheung Kong Holdings Ltd.                    9,169,590
                                                        2,000,000    Wharf Holdings Ltd.                          6,466,796
                                                                                                               ------------
                                                                                                                 15,636,386

                                                                     Total Common Stocks in Hong Kong            61,744,685

India - 2.4%        Automobiles - 0.1%                    540,000    Bajaj Auto Ltd.                             12,837,292
                                                          300,000    Tata Motors Ltd.                             3,467,793
                                                                                                               ------------
                                                                                                                 16,305,085

                    Commercial Banks - 0.2%               500,000    Oriental Bank of Commerce                    3,641,868
                                                          568,500    State Bank of India Ltd.                     8,368,527
                                                                                                               ------------
                                                                                                                 12,010,395

                    Construction & Engineering - 0.1%     300,000    Larsen & Toubro Ltd.                         6,908,487

                    Construction Materials - 0.1%       1,304,331    Gujarat Ambuja Cements Ltd. (c)             13,421,269

                    Diversified Telecommunication       3,250,000    Mahanagar Telephone Nigam                   10,578,971
                    Services - 0.1%

                    Household Products - 0.2%           4,750,000    Hindustan Lever Ltd.                        17,392,910

                    IT Services - 0.4%                    959,600    Infosys Technologies Ltd.                   45,379,216

                    Oil & Gas - 0.9%                    7,500,000    Reliance Industries Ltd.                    91,456,347

                    Road & Rail - 0.1%                    412,000    Container Corp. of India                     7,927,614

                    Thrifts & Mortgage Finance - 0.2%   1,300,000    Housing Development Finance Corp.           23,162,066

                                                                     Total Common Stocks in India               244,542,360

Indonesia - 0.2%    Commercial Banks - 0.0%            10,000,000    Bank Danamon Indonesia Tbk PT                4,557,048

                    Tobacco - 0.2%                     26,299,500    HM Sampoerna Tbk PT                         21,358,553

                                                                     Total Common Stocks in Indonesia            25,915,601

Ireland - 0.1%      Commercial Banks - 0.1%               934,138    Bank of Ireland                             14,855,884

                                                                     Total Common Stocks in Ireland              14,855,884

Israel - 0.3%       Communications Equipment - 0.2%     3,036,217    ECI Telecom Ltd. (c)                        23,318,147
                                                          159,588    Ectel Ltd. (c)                                 595,263
                                                                                                               ------------
                                                                                                                 23,913,410

                    Pharmaceuticals - 0.1%                150,000    Teva Pharmaceutical Industries Ltd. ++       4,309,500

                                                                     Total Common Stocks in Israel               28,222,910

Italy - 0.8%        Commercial Banks - 0.3%             3,253,002    Banca Intesa SpA                            15,120,191
                                                        2,994,743    Capitalia SpA                               13,544,928
                                                                                                               ------------
                                                                                                                 28,665,119

                    Diversified Telecommunication       2,102,558    Telecom Italia SpA                           8,338,171
                    Services - 0.1%

                    Electric Utilities - 0.1%             937,976    Enel SpA                                     8,821,731

                    Insurance - 0.1%                      293,988    Fondiaria-Sai SpA                            7,491,277

                    Oil & Gas - 0.2%                      984,149    ENI SpA                                     23,999,780

                                                                     Total Common Stocks in Italy                77,316,078

Japan - 7.4%        Auto Components - 0.1%                400,000    Toyota Industries Corp.                      9,684,062

                    Automobiles - 0.8%                  1,948,000    Fuji Heavy Industries Ltd.                   9,207,239
                                                          179,100    Honda Motor Co., Ltd.                        9,364,999
                                                        3,082,000    Suzuki Motor Corp.                          56,400,069
                                                           23,500    Toyota Motor Corp.                             915,084
                                                                                                               ------------
                                                                                                                 75,887,391

                    Beverages - 0.4%                        1,500    Coca-Cola Central Japan Co., Ltd.           11,158,144
                                                          593,100    Coca-Cola West Japan Co., Ltd.              14,128,930
                                                          603,000    Hokkaido Coca-Cola Bottling Co., Ltd.        3,701,174
                                                          691,000    Kinki Coca-Cola Bottling Co., Ltd.           6,625,799
                                                        1,143,000    Mikuni Coca-Cola Bottling Co., Ltd.         10,854,284
                                                                                                               ------------
                                                                                                                 46,468,331

                    Chemicals - 0.2%                    1,250,000    Asahi Kasei Corp.                            6,175,502
                                                          456,500    Shin-Etsu Chemical Co., Ltd.                18,047,160
                                                                                                               ------------
                                                                                                                 24,222,662

                    Commercial Banks - 0.1%             1,490,000    The Bank of Yokohama Ltd. (c)                9,390,311
                                                               24    Mitsubishi Tokyo Financial Group, Inc.         227,068
                                                          699,600    Shinsei Bank Ltd.                            4,237,828
                                                               27    Sumitomo Mitsui Financial Group, Inc.          189,428
                                                                                                               ------------
                                                                                                                 14,044,635

                    Construction & Engineering - 0.3%   1,900,000    JGC Corp.                                   18,203,801
                                                        1,440,000    Kinden Corp.                                10,745,131
                                                                                                               ------------
                                                                                                                 28,948,932

                    Consumer Finance - 0.2%               550,000    Credit Saison Co., Ltd.                     18,674,959

                    Electronic Equipment &              1,299,000    Hitachi Ltd.                                 8,647,303
                    Instruments - 0.2%                    150,000    Murata Manufacturing Co., Ltd.               7,842,693
                                                                                                               ------------
                                                                                                                 16,489,996

                    Food & Staples Retailing - 0.2%       569,000    Ito-Yokado Co., Ltd.                        22,809,488

                    Food Products - 0.2%                1,500,000    Ajinomoto Co., Inc.                         18,170,796
                                                          150,000    House Foods Corp.                            2,194,802
                                                                                                               ------------
                                                                                                                 20,365,598

                    Gas Utilities - 0.2%                4,500,000    Tokyo Gas Co., Ltd.                         18,603,509

                    Household Durables - 0.0%               1,400    Funai Electric Co., Ltd.                       160,657

                    Household Products - 0.1%             419,700    Rohto Pharmaceutical Co., Ltd.               5,436,161

                    Insurance - 3.1%                    8,998,600    Aioi Insurance Co., Ltd.                    41,213,053
                                                            7,052    Millea Holdings, Inc.                       97,334,705
                                                        9,500,350    Mitsui Sumitomo Insurance Co., Ltd.         83,340,933
                                                       12,926,000    Nipponkoa Insurance Co., Ltd.               85,627,561
                                                        1,094,000    Nissay Dowa General Insurance Co., Ltd.      5,568,122
                                                                                                               ------------
                                                                                                                313,084,374

                    Machinery - 0.2%                      200,000    Fanuc Ltd.                                  13,490,538
                                                        2,000,000    Kubota Corp.                                10,702,411
                                                                                                               ------------
                                                                                                                 24,192,949

                    Office Electronics - 0.4%              18,000    Brother Industries Ltd.                        166,802
                                                          738,000    Canon, Inc.                                 38,539,005
                                                                                                               ------------
                                                                                                                 38,705,807

                    Pharmaceuticals - 0.5%                108,000    Kyorin Pharmaceutical Co., Ltd.              1,557,297
                                                          750,000    Takeda Pharmaceutical Co., Ltd.             35,577,696
                                                        1,250,000    Tanabe Seiyaku Co., Ltd.                    13,228,775
                                                                                                               ------------
                                                                                                                 50,363,768

                    Real Estate - 0.1%                      4,121    Marco Polo Investment Holdings Limited (c)   5,769,721

                    Road & Rail - 0.0%                         77    East Japan Railway Co.                         415,635

                    Trading Companies &                   250,000    Mitsubishi Corp.                             2,937,294
                    Distributors - 0.0%                    29,000    Mitsui & Co., Ltd.                             269,104
                                                                                                               ------------
                                                                                                                  3,206,398

                    Wireless Telecommunication              5,270    NTT DoCoMo, Inc.                             9,141,523
                    Services - 0.1%

                                                                     Total Common Stocks in Japan               746,676,556

Malaysia - 0.4%     Diversified Telecommunication       1,000,000    Telekom Malaysia Bhd                         2,895,208
                    Services - 0.0%

                    Electric Utilities - 0.1%           1,000,000    Malakoff Bhd                                 1,974,566
                                                        2,500,000    Tenaga Nasional Bhd                          7,039,474
                                                                                                               ------------
                                                                                                                  9,014,040

                    Food Products - 0.1%                4,500,000    IOI Corp. Bhd                               11,021,079

                    Tobacco - 0.1%                        750,000    British American Tobacco Malaysia Bhd        9,375,000

                    Wireless Telecommunication          4,500,000    Maxis Communications Bhd                    11,247,505
                    Services - 0.1%

                                                                     Total Common Stocks in Malaysia             43,552,832

Mexico - 0.4%       Beverages - 0.1%                      200,000    Fomento Economico Mexicano SA de CV ++      10,752,000

                    Food Products - 0.1%                  700,000    Grupo Industrial Maseca SA de CV ++          5,810,000

                    Media - 0.2%                          350,000    Grupo Televisa SA ++                        20,590,500

                                                                     Total Common Stocks in Mexico               37,152,500

Netherlands - 0.8%  Commercial Services &                 692,329    Buhrmann NV (c)                              7,135,478
                    Supplies - 0.1%                       226,736    Vedior NV                                    4,026,169
                                                                                                               ------------
                                                                                                                 11,161,647

                    Diversified Financial                 556,201    ING Groep NV CVA                            16,038,355
                    Services - 0.2%

                    Food & Staples Retailing - 0.1%       643,644    Koninklijke Ahold NV (c)                     5,318,520
                                                          473,202    Koninklijke Ahold NV Registered
                                                                     Shares (c)(l)++                              3,717,712
                                                                                                               ------------
                                                                                                                  9,036,232

                    Household Durables - 0.1%             365,383    Koninklijke Philips Electronics NV (c)       9,544,304

                    Insurance - 0.1%                      637,287    Aegon NV                                     8,651,087

                    Oil & Gas - 0.2%                      421,920    Royal Dutch Petroleum Co.                   24,659,467

                                                                     Total Common Stocks in the Netherlands      79,091,092

New Zealand - 0.0%  Diversified Telecommunication       1,000,000    Telecom Corp. of New Zealand Ltd.            4,384,799
                    Services - 0.0%

                                                                     Total Common Stocks in New Zealand           4,384,799

Norway - 0.3%       Commercial Banks - 0.1%               868,722    DNB NOR ASA                                  7,969,508

                    Diversified Telecommunication         963,221    Telenor ASA                                  8,878,888
                    Services - 0.1%

                    Oil & Gas - 0.1%                      769,276    Statoil ASA                                 11,727,636

                                                                     Total Common Stocks in Norway               28,576,032

Portugal - 0.1%     Electric Utilities - 0.1%           4,578,651    Energias de Portugal SA                     13,488,809

                                                                     Total Common Stocks in Portugal             13,488,809

Singapore - 1.1%    Beverages - 0.1%                    1,500,000    Fraser and Neave Ltd.                       15,295,872

                    Commercial Banks - 0.1%               800,000    Oversea-Chinese Banking Corp.                6,696,661

                    Diversified Telecommunication       7,500,000    Singapore Telecommunications Ltd.           11,695,479
                    Services - 0.1%

                    Health Care Providers &             8,100,000    Parkway Holdings Ltd.                        7,771,041
                    Services - 0.1%

                    Industrial Conglomerates - 0.3%     5,000,000    Keppel Corp. Ltd.                           28,115,733

                    Real Estate - 0.2%                  6,000,000    CapitaLand Ltd.                              8,393,453
                                                        7,150,000    Keppel Land Ltd.                            10,053,229
                                                                                                               ------------
                                                                                                                 18,446,682

                    Transportation                      9,000,000    SembCorp Logistics Ltd.                      9,238,666
                    Infrastructure - 0.1%

                    Wireless Telecommunication         10,000,000    MobileOne Ltd.                              11,120,616
                    Services - 0.1%

                                                                     Total Common Stocks in Singapore           108,380,750

South Africa - 0.0% Paper & Forest Products - 0.0%        300,000    Sappi Ltd. ++                                3,867,000

                                                                     Total Common Stocks in South Africa          3,867,000

South Korea - 2.4%  Chemicals - 0.2%                    1,008,700    Samsung Fine Chemicals Co., Ltd.            17,311,883

                    Commercial Banks - 0.1%               800,000    Pusan Bank                                   6,068,834

                    Diversified Telecommunication       2,200,000    KT Corp. ++                                 47,652,000
                    Services - 0.5%

                    Electric Utilities - 0.2%             700,000    Korea Electric Power Corp. (c)              19,078,100

                    Electrical Equipment - 0.1%           550,000    LG Cable Ltd. (c)                           13,022,744

                    Food Products - 0.2%                  248,000    CJ Corp.                                    16,178,220

                    Metals & Mining - 0.7%                251,330    POSCO                                       45,636,310
                                                          550,000    POSCO ++                                    24,750,000
                                                                                                               ------------
                                                                                                                 70,386,310

                    Textiles, Apparel &                   250,000    Cheil Industries, Inc.                       3,870,378
                    Luxury Goods - 0.0%

                    Tobacco - 0.3%                      1,100,000    KT&G Corp.                                  33,788,396

                    Wireless Telecommunication             19,640    SK Telecom Co. Ltd.                          3,414,415
                    Services - 0.1%                       371,650    SK Telecom Co. Ltd. ++                       7,418,134
                                                                                                               ------------
                                                                                                                 10,832,549

                                                                     Total Common Stocks in South Korea         238,189,414

Spain - 0.3%        Commercial Banks - 0.1%               666,979    Banco Santander Central Hispano SA           7,916,690

                    Diversified Telecommunication         179,614    Telefonica SA ++                             9,790,759
                    Services - 0.1%

                    Tobacco - 0.1%                        255,527    Altadis SA                                  11,155,674

                                                                     Total Common Stocks in Spain                28,863,123

Sweden - 0.3%       Diversified Financial                 595,125    Investor AB                                  7,437,177
                    Services - 0.1%

                    Insurance - 0.1%                    1,253,066    Skandia Forsakrings AB                       6,498,739

                    Machinery - 0.1%                      335,253    Volvo AB Class B                            13,601,983

                                                                     Total Common Stocks in Sweden               27,537,899

Switzerland - 0.6%  Capital Markets - 0.2%                430,004    Credit Suisse Group (c)                     17,327,258
                                                           97,479    UBS AG Registered Shares (c)                 7,926,224
                                                                                                               ------------
                                                                                                                 25,253,482

                    Construction Materials - 0.1%         155,142    Holcim Ltd.                                  9,704,139

                    Electrical Equipment - 0.1%         1,343,530    ABB Ltd. (c)                                 7,388,179

                    Insurance - 0.1%                       68,768    Swiss Life Holding (c)                      10,340,876

                    Pharmaceuticals - 0.1%                226,346    Novartis AG Registered Shares               10,865,416

                                                                     Total Common Stocks in Switzerland          63,552,092

Taiwan - 0.4%       Commercial Banks - 0.2%            11,505,560    SinoPac Financial Holdings Co., Ltd.         6,654,323
                                                        7,969,180    Taishin Financial Holdings Co., Ltd.         7,187,822
                                                                                                               ------------
                                                                                                                 13,842,145

                    Diversified Telecommunication       1,075,000    Chunghwa Telecom Co. Ltd. (k)++             23,273,750
                    Services - 0.2%

                    Electronic Equipment &              2,000,000    Delta Electronics, Inc.                      3,271,294
                    Instruments - 0.0%

                    Machinery - 0.0%                    6,000,000    Yungtay Engineering Co., Ltd.                3,808,314

                                                                     Total Common Stocks in Taiwan               44,195,503

Thailand - 0.9%     Commercial Banks - 0.3%            19,000,000    Siam Commercial Bank Pcl Foreign Shares     24,586,183

                    Construction Materials - 0.2%       2,500,000    Siam Cement Pcl Foreign Shares              17,349,066
                                                          641,700    Siam City Cement Pcl Foreign Shares          4,326,815
                                                                                                               ------------
                                                                                                                 21,675,881

                    Food Products - 0.0%                3,300,000    Thai Union Frozen Products Pcl
                                                                     Foreign Shares                               2,353,475

                    Household Durables - 0.1%          36,000,000    Land and Houses Pcl Foreign Shares           9,983,672

                    Oil & Gas - 0.3%                    1,500,000    PTT Exploration & Production Pcl (c)        11,203,319
                                                        4,500,000    PTT Pcl                                     21,473,029
                                                                                                               ------------
                                                                                                                 32,676,348

                    Real Estate - 0.0%                  9,000,000    Sansiri Pcl Foreign Shares                     830,913

                    Transportation                      4,000,000    Bangkok Expressway Pcl Foreign Shares        2,748,963
                    Infrastructure - 0.0%
                                                                     Total Common Stocks in Thailand             94,855,435

United              Aerospace & Defense - 0.1%          2,450,345    BAE Systems Plc                             11,355,027
Kingdom - 2.9%
                    Commercial Banks - 0.9%             2,249,395    Barclays Plc                                24,699,952
                                                        1,089,159    HBOS Plc                                    17,395,791
                                                          702,481    HSBC Holdings Plc                           11,647,643
                                                        1,023,163    Royal Bank of Scotland Group Plc            33,973,996
                                                                                                               ------------
                                                                                                                 87,717,382

                    Food & Staples Retailing - 0.1%       906,685    Boots Group Plc                             11,397,798

                    Food Products - 0.2%                1,133,365    Cadbury Schweppes Plc                       10,171,443
                                                          708,443    Unilever Plc                                 6,732,800
                                                                                                               ------------
                                                                                                                 16,904,243

                    Industrial Conglomerates - 0.1%       752,719    Smiths Group Plc                            11,960,008

                    Insurance - 0.1%                    1,311,917    Prudential Plc                              11,430,252

                    Oil & Gas - 0.3%                    3,210,454    BP Plc                                      31,861,216

                    Pharmaceuticals - 0.2%              1,013,924    GlaxoSmithKline Plc                         22,428,608

                    Specialty Retail - 0.1%             2,406,400    Kesa Electricals Plc                        14,516,143

                    Tobacco - 0.1%                        585,432    Gallaher Group Plc                           8,625,879

                    Transportation                        924,001    BAA Plc                                     10,873,051
                    Infrastructure - 0.1%

                    Wireless Telecommunication         13,726,883    Vodafone Group Plc                          35,481,012
                    Services - 0.6%                       700,000    Vodafone Group Plc ++                       18,186,000
                                                                                                               ------------
                                                                                                                 53,667,012

                                                                     Total Common Stocks in the
                                                                     United Kingdom                             292,736,619

United              Aerospace & Defense - 0.1%             47,000    General Dynamics Corp.                       4,852,750
States - 27.4%                                            125,000    Raytheon Co.                                 4,675,000
                                                                                                               ------------
                                                                                                                  9,527,750

                    Auto Components - 0.1%                400,000    The Goodyear Tire & Rubber Co. (c)(k)        6,176,000

                    Beverages - 0.2%                      225,000    Anheuser-Busch Cos., Inc.                   11,065,500
                                                          105,200    The Coca-Cola Co.                            4,364,748
                                                          125,000    Constellation Brands, Inc. Class A (c)       6,490,000
                                                                                                               ------------
                                                                                                                 21,920,248

                    Biotechnology - 0.0%                   56,200    Amgen, Inc. (c)                              3,497,888

                    Capital Markets - 0.5%                367,600    The Bank of New York Co., Inc.              10,921,396
                                                          200,000    The Charles Schwab Corp.                     2,248,000
                                                           25,000    Goldman Sachs Group, Inc.                    2,696,250
                                                          699,500    Knight Trading Group, Inc. Class A (c)       6,932,045
                                                           25,000    Lehman Brothers Holdings, Inc.               2,279,750
                                                          175,000    Mellon Financial Corp.                       5,136,250
                                                          270,000    Morgan Stanley                              15,109,200
                                                                                                               ------------
                                                                                                                 45,322,891

                    Chemicals - 0.3%                      300,000    EI Du Pont de Nemours & Co.                 14,268,000
                                                          500,000    Hercules, Inc. (c)                           7,255,000
                                                          289,940    Lyondell Chemical Co.                        8,530,035
                                                                                                               ------------
                                                                                                                 30,053,035

                    Commercial Banks - 0.3%               300,000    Bank of America Corp.                       13,911,000
                                                          213,090    Santander BanCorp                            7,230,144
                                                          119,300    Wachovia Corp.                               6,543,605
                                                                                                               ------------
                                                                                                                 27,684,749

                    Commercial Services &                   8,200    ChoicePoint, Inc. (c)                          377,200
                    Supplies - 0.5%                     2,100,000    Corinthian Colleges, Inc. (c)               40,383,000
                                                          100,000    H&R Block, Inc.                              4,831,000
                                                          150,000    Waste Management, Inc.                       4,350,000
                                                                                                               ------------
                                                                                                                 49,941,200

                    Communications Equipment - 0.5%     2,300,000    3Com Corp. (c)                               8,441,000
                                                        1,375,000    ADC Telecommunications, Inc. (c)             3,533,750
                                                          713,300    Cisco Systems, Inc. (c)                     12,867,932
                                                          150,000    Comverse Technology, Inc. (c)                3,352,500
                                                          900,000    JDS Uniphase Corp. (c)                       1,926,000
                                                        1,621,200    Lucent Technologies, Inc. (c)                5,285,112
                                                          230,000    Motorola, Inc.                               3,620,200
                                                        1,000,000    Tellabs, Inc. (c)                            7,120,000
                                                                                                               ------------
                                                                                                                 46,146,494

                    Computers & Peripherals - 0.7%        725,000    EMC Corp. (c)                                9,497,500
                                                        1,100,000    Hewlett-Packard Co.                         21,549,000
                                                          216,700    International Business Machines Corp.       20,244,114
                                                        1,500,000    Maxtor Corp. (c)                             7,095,000
                                                        3,000,000    Sun Microsystems, Inc. (c)                  13,080,000
                                                                                                               ------------
                                                                                                                 71,465,614

                    Construction & Engineering - 2.0%     200,000    Chicago Bridge & Iron Co. NV                 7,560,000
                                                        7,574,455    Foster Wheeler Ltd. (c)(e)                 112,481,205
                                                        2,996,000    McDermott International, Inc. (c)           55,396,040
                                                        3,700,000    Quanta Services, Inc. (c)                   27,676,000
                                                                                                               ------------
                                                                                                                203,113,245

                    Consumer Finance - 0.0%                33,400    MBNA Corp.                                     887,772

                    Containers & Packaging - 0.1%         600,000    Crown Holdings, Inc. (c)                     8,094,000
                                                          346,900    Smurfit-Stone Container Corp. (c)            5,217,376
                                                                                                               ------------
                                                                                                                 13,311,376

                    Diversified Financial                 500,000    CIT Group, Inc.                             20,185,000
                    Services - 1.3%                     1,350,500    Citigroup, Inc.                             66,242,025
                                                          275,000    JPMorgan Chase & Co.                        10,265,750
                                                          243,594    Leucadia National Corp. (k)                  8,820,539
                                                          930,100    Macquarie Infrastructure Co. (c)            27,289,134
                                                                                                               ------------
                                                                                                                132,802,448

                    Diversified Telecommunication          25,879    AboveNet, Inc. (c)                             776,370
                    Services - 1.1%                       374,900    Alltel Corp.                                20,634,496
                                                          320,000    BellSouth Corp.                              8,396,800
                                                           50,000    CenturyTel, Inc.                             1,630,000
                                                          800,000    Cincinnati Bell, Inc. (c)                    3,400,000
                                                          775,000    General Communication Class A (c)(e)         7,734,500
                                                          300,000    MCI, Inc.                                    5,787,000
                                                        2,024,000    Metromedia International Group, Inc. (c)     1,254,880
                                                          500,000    Qwest Communications International (c)       2,100,000
                                                          850,000    SBC Communications, Inc.                    20,196,000
                                                          750,000    Sprint Corp. (k)                            17,872,500
                                                          450,000    Verizon Communications, Inc.                16,015,500
                                                                                                               ------------
                                                                                                                105,798,046

                    Electric Utilities - 0.3%             208,000    DTE Energy Co.                               9,112,480
                                                          350,000    PPL Corp.                                   18,900,000
                                                                                                               ------------
                                                                                                                 28,012,480

                    Electronic Equipment &                200,000    Jabil Circuit, Inc. (c)                      4,714,000
                    Instruments - 0.0%

                    Energy Equipment & Services - 1.2%     90,000    Baker Hughes, Inc.                           3,897,000
                                                          500,000    ENSCO International, Inc. (k)               17,115,000
                                                          600,000    GlobalSantaFe Corp.                         21,216,000
                                                          165,000    Halliburton Co.                              6,786,450
                                                          600,000    Key Energy Services, Inc. (c)                7,446,000
                                                          100,000    Noble Corp.                                  5,335,000
                                                          600,000    Rowan Cos., Inc.                            16,896,000
                                                          400,000    Schlumberger Ltd.                           27,216,000
                                                          100,000    Tidewater, Inc.                              3,876,000
                                                          175,000    Transocean, Inc. (c)                         7,700,000
                                                                                                               ------------
                                                                                                                117,483,450

                    Food & Staples Retailing - 0.7%       200,000    CVS Corp.                                    9,270,000
                                                          200,000    Sysco Corp.                                  6,994,000
                                                          800,000    Wal-Mart Stores, Inc.                       41,920,000
                                                          200,000    Walgreen Co.                                 8,522,000
                                                                                                               ------------
                                                                                                                 66,706,000

                    Food Products - 0.2%                  150,000    Archer-Daniels-Midland Co.                   3,630,000
                                                          144,000    ConAgra Foods, Inc.                          4,248,000
                                                          275,000    Sara Lee Corp.                               6,457,000
                                                          605,000    Tyson Foods, Inc. Class A                   10,387,850
                                                                                                               ------------
                                                                                                                 24,722,850

                    Health Care Equipment &               250,000    Baxter International, Inc.                   8,440,000
                    Supplies - 0.1%                       100,000    Waters Corp. (c)                             4,908,000
                                                                                                               ------------
                                                                                                                 13,348,000

                    Health Care Providers &               100,000    AmerisourceBergen Corp.                      5,828,000
                    Services - 0.8%                       332,600    Andrx Corp. (c)                              7,263,984
                                                        1,400,000    Beverly Enterprises, Inc. (c)(f)            17,122,000
                                                          100,000    HCA, Inc.                                    4,452,000
                                                          125,000    Humana, Inc. (c)                             4,283,750
                                                          100,000    LifePoint Hospitals, Inc. (c)(k)             3,780,000
                                                          150,000    Manor Care, Inc.                             5,182,500
                                                          300,000    Stewart Enterprises, Inc. Class A (c)        1,926,000
                                                           27,300    Tenet Healthcare Corp. (c)                     271,089
                                                          225,000    Triad Hospitals, Inc. (c)(k)                 9,155,250
                                                          375,000    WellChoice, Inc. (c)                        19,961,250
                                                                                                               ------------
                                                                                                                 79,225,823

                    Hotels, Restaurants &                  11,200    Brinker International, Inc. (c)                421,232
                    Leisure - 0.6%                         44,000    Darden Restaurants, Inc.                     1,300,640
                                                        6,500,000    La Quinta Corp. (c)                         56,485,000
                                                                                                               ------------
                                                                                                                 58,206,872

                    Household Durables - 0.1%             350,000    Maytag Corp.                                 5,498,500

                    Household Products - 0.1%             200,000    Kimberly-Clark Corp.                        13,102,000

                    IT Services - 0.1%                    200,000    Automatic Data Processing, Inc.              8,696,000
                                                           50,000    Computer Sciences Corp. (c)                  2,576,000
                                                          154,700    SYKES Enterprises, Inc. (c)                  1,107,652
                                                          200,000    Unisys Corp. (c)                             1,570,000
                                                                                                               ------------
                                                                                                                 13,949,652

                    Industrial Conglomerates - 1.3%     2,960,000    General Electric Co.                       106,944,800
                                                          751,100    Tyco International Ltd.                     27,144,754
                                                                                                               ------------
                                                                                                                134,089,554

                    Insurance - 1.9%                      600,000    ACE Ltd.                                    26,040,000
                                                          275,000    The Allstate Corp.                          13,871,000
                                                        1,150,000    American International Group, Inc.          76,233,500
                                                          264,000    Assurant, Inc.                               8,587,920
                                                          103,300    Bristol West Holdings, Inc.                  2,019,515
                                                          118,700    Hartford Financial Services Group, Inc.      7,987,323
                                                          200,000    Metlife, Inc.                                7,950,000
                                                          100,000    Prudential Financial, Inc. (c)               5,391,000
                                                          800,000    The St Paul Travelers Cos., Inc.            30,032,000
                                                           86,000    UnumProvident Corp.                          1,476,620
                                                          200,000    XL Capital Ltd. Class A                     14,956,000
                                                                                                               ------------
                                                                                                                194,544,878

                    Internet Software & Services - 0.0%   500,000    DoubleClick, Inc. (c)                        4,080,000

                    Leisure Equipment & Products - 0.0%    75,000    Eastman Kodak Co.                            2,481,750

                    Machinery - 0.0%                       50,000    Deere & Co.                                  3,471,500

                    Media - 1.1%                          830,000    Comcast Corp. Class A (c)                   26,717,700
                                                          250,000    The DIRECTV Group, Inc. (c)                  3,762,500
                                                          650,000    Liberty Media Corp. Class A (c)              6,786,000
                                                          100,000    Liberty Media International, Inc.
                                                                     Class A (c)(k)                               4,528,000
                                                          291,673    NTL, Inc. (c)                               19,842,514
                                                          726,600    Time Warner, Inc. (c)                       13,078,800
                                                          944,363    Viacom, Inc. Class B                        35,262,514
                                                                                                               ------------
                                                                                                                109,978,028

                    Metals & Mining - 1.1%                375,000    AK Steel Holding Corp. (c)                   5,441,250
                                                          250,000    Alcoa, Inc.                                  7,377,500
                                                          543,931    Aleris International, Inc. (c)               9,127,162
                                                          200,000    Arch Coal, Inc.                              7,310,000
                                                          100,000    Consol Energy, Inc.                          4,219,000
                                                          450,000    Freeport-McMoRan Copper & Gold, Inc.
                                                                     Class B (c)                                 16,564,500
                                                          949,800    Inco Limited (c)                            31,257,918
                                                        1,611,000    International Coal Group, Inc. (c)(f)(l)    17,721,000
                                                          200,000    International Steel Group, Inc.              8,050,000
                                                          150,000    United States Steel Corp.                    7,770,000
                                                                                                               ------------
                                                                                                                114,838,330

                    Multi-Utilities &                     600,000    The AES Corp. (c)                            8,430,000
                    Unregulated Power - 0.1%

                    Office Electronics - 0.1%             330,000    Xerox Corp. (c)                              5,240,400

                    Oil & Gas - 3.5%                      150,000    Amerada Hess Corp.                          12,997,500
                                                        1,000,000    ChevronTexaco Corp.                         54,400,000
                                                          175,000    ConocoPhillips                              16,238,250
                                                          250,000    Devon Energy Corp.                          10,167,500
                                                        5,750,000    El Paso Corp.                               62,502,500
                                                          799,900    Exxon Mobil Corp.                           41,274,840
                                                          800,000    Kerr-McGee Corp.                            49,400,000
                                                          750,000    Marathon Oil Corp.                          29,047,500
                                                          150,000    Noble Energy, Inc.                           8,875,500
                                                          500,000    Occidental Petroleum Corp.                  29,190,000
                                                          400,000    Stone Energy Corp. (c)(k)                   17,120,000
                                                          400,000    Unocal Corp.                                19,028,000
                                                          100,000    Williams Cos., Inc.                          1,681,000
                                                                                                               ------------
                                                                                                                351,922,590

                    Paper & Forest Products - 0.3%        470,000    Bowater, Inc.                               17,860,000
                                                          272,200    Deltic Timber Corp. (e)                     11,048,598
                                                            6,060    Neenah Paper, Inc.                             193,253
                                                                                                               ------------
                                                                                                                 29,101,851

                    Personal Products - 0.1%              150,000    The Gillette Co.                             7,608,000

                    Pharmaceuticals - 2.2%                419,970    Abbott Laboratories                         18,907,049
                                                          850,000    Bristol-Myers Squibb Co.                    19,924,000
                                                          260,000    Eli Lilly & Co.                             14,102,400
                                                          150,000    IVAX Corp. (c)                               2,254,500
                                                          800,000    Johnson & Johnson                           51,760,000
                                                          925,000    Merck & Co., Inc.                           25,946,250
                                                        2,500,000    Pfizer, Inc.                                60,400,000
                                                          650,000    Schering-Plough Corp.                       12,064,000
                                                           50,000    Watson Pharmaceuticals, Inc. (c)             1,491,500
                                                          300,000    Wyeth                                       11,889,000
                                                                                                               ------------
                                                                                                                218,738,699

                    Real Estate - 0.2%                    350,000    Aames Investment Corp.                       3,671,500
                                                          100,000    Catellus Development Corp.                   2,682,000
                                                           50,000    Cedar Shopping Centers, Inc.                   690,500
                                                          650,000    Friedman Billings Ramsey Group, Inc.
                                                                     Class A                                     12,792,000
                                                          325,000    Provident Senior Living Trust (c)(f)         5,346,250
                                                                                                               ------------
                                                                                                                 25,182,250

                    Road & Rail - 0.4%                    300,000    CSX Corp.                                   11,991,000
                                                          300,000    Swift Transportation Co., Inc. (c)(k)        6,690,000
                                                          350,000    Union Pacific Corp.                         20,860,000
                                                                                                               ------------
                                                                                                                 39,541,000

                    Semiconductors & Semiconductor      1,000,000    Agere Systems, Inc. Class A (c)              1,440,000
                    Equipment - 0.4%                    2,500,000    Agere Systems, Inc. Class B (c)              3,600,000
                                                           25,395    Freescale Semiconductor, Inc. Class B (c)      443,651
                                                        1,221,000    Intel Corp.                                 27,411,450
                                                        1,750,000    Lattice Semiconductor Corp. (c)              7,857,500
                                                                                                               ------------
                                                                                                                 40,752,601

                    Software - 1.8%                       200,000    Borland Software Corp. (c)                   1,716,000
                                                        2,500,221    Computer Associates International, Inc.     67,981,009
                                                          723,000    Compuware Corp. (c)                          4,988,700
                                                          248,400    Informatica Corp. (c)                        1,922,616
                                                        3,325,300    Microsoft Corp. (c)                         87,388,884
                                                           66,700    Oracle Corp. (c)                               918,459
                                                        2,000,800    Siebel Systems, Inc. (c)                    17,426,968
                                                          125,000    Veritas Software Corp. (c)                   3,215,000
                                                                                                               ------------
                                                                                                                185,557,636

                    Specialty Retail - 0.3%               250,000    Home Depot, Inc.                            10,315,000
                                                           13,000    Lowe's Cos., Inc.                              740,870
                                                          100,000    Office Depot, Inc. (c)                       1,729,000
                                                          750,000    Toys R US, Inc. (c)                         16,087,500
                                                                                                               ------------
                                                                                                                 28,872,370

                    Textiles, Apparel &                 1,350,000    Unifi, Inc. (c)                              4,468,500
                    Luxury Goods - 0.0%

                    Thrifts & Mortgage Finance - 0.2%      50,000    Doral Financial Corp.                        2,162,500
                                                          200,000    Fannie Mae                                  12,916,000
                                                           20,360    Freddie Mac                                  1,329,304
                                                          175,000    Washington Mutual, Inc.                      7,061,250
                                                                                                               ------------
                                                                                                                 23,469,054

                    Tobacco - 0.5%                        535,200    Altria Group, Inc.                          34,161,816
                                                        2,100,000    DIMON, Inc. (e)                             13,839,000
                                                                                                               ------------
                                                                                                                 48,000,816

                                                                     Total Common Stocks in the
                                                                     United States                            2,772,988,190

                                                                     Total Investments in Common Stocks
                                                                     (Cost - $4,112,586,725) - 55.2%          5,596,542,291


Merrill Lynch Global Allocation Fund, Inc.
Schedule of Investments as of January 31, 2005 (continued)                                                (in U.S. dollars)
Country                 Industry+                     Shares Held    Mutual Funds                                  Value
South Korea - 0.1%  Diversified Financial                 500,000    Korea Fund (USD)                            12,690,000
                    Services - 0.1%
                                                                     Total Mutual Funds in South Korea           12,690,000

Vietnam - 0.0%      Diversified Financial               1,272,540    Vietnam Enterprise Investments Ltd.
                    Services - 0.0%                                  Redeemable Shares (c)                        1,616,126

                                                                     Total Mutual Funds in Vietnam                1,616,126

                                                                     Total Investments in Mutual Funds
                                                                     (Cost - $7,676,572) - 0.1%                  14,306,126

                                                                     Preferred Stocks
Australia - 0.2%    Commercial Banks - 0.2%               492,000    National Australia Bank Ltd. (c)(n)         18,991,200

                                                                     Total Preferred Stocks in Australia         18,991,200

Cayman              Insurance - 0.1%                      340,000    XL Capital Ltd. (n)                          8,330,000
Islands - 0.1%
                                                                     Total Preferred Stocks in the
                                                                     Cayman Islands                               8,330,000

United              Diversified Telecommunication         104,238    McLeodUSA, Inc. Series A (c)(n)                281,443
States - 0.4%       Services - 0.0%

                    Thrifts & Mortgage Finance - 0.4%         385    Fannie Mae (n)                              39,751,250

                                                                     Total Preferred Stocks in the
                                                                     United States                               40,032,693

                                                                     Total Investments in Preferred Stocks
                                                                     (Cost - $62,105,884) - 0.7%                 67,353,893

                                                                     Warrants (d)
Japan - 0.0%        Real Estate - 0.0%                  6,131,614    Marco Polo Investment Holdings Ltd.
                                                                     (expires 8/29/2013)                          3,065,807

                                                                     Total Warrants in Japan                      3,065,807

Russia - 0.0%       Diversified Telecommunication          47,330    Metromedia International Group, Inc.
                    Services - 0.0%                                  (expires 4/16/2007)                                 47

                                                                     Total Warrants in Russia                            47

United              Construction &                      4,000,000    Foster Wheeler Ltd. Class B
States - 0.0%       Engineering - 0.0%                               (expires 9/24/2007)                          2,600,000

                    Diversified Financial               2,900,000    Citigroup, Inc. (expires 12/31/2050)         4,292,000
                    Services - 0.1%

                    Diversified Telecommunication          10,894    AboveNet, Inc. (expires 9/08/2008)              92,599
                    Services - 0.0%                        12,816    AboveNet, Inc. (expires 9/08/2010)             112,781
                                                          230,981    McLeodUSA, Inc. (expires 4/16/2007)             27,718
                                                                                                               ------------
                                                                                                                    233,098

                                                                     Total Warrants in the United States          7,125,098

                                                                     Total Investments in Warrants
                                                                     (Cost - $9,928,445) - 0.1%                  10,190,952

                                                                     Rights
United              Commercial Services &                 836,400    Information Resources, Inc. (m)                652,392
States - 0.0%       Supplies - 0.0%

                                                                     Total Investments in Rights
                                                                     (Cost - $1,405,152) - 0.0%                     652,392

                                            Currency         Face
                                          Denomination     Amount    Fixed Income Securities
Australia - 0.7%    Food Products - 0.1%      USD      12,325,000    Burns Philp Capital Property Ltd.,
                                                                     10.75% due 2/15/2011                        13,742,375

                    Foreign Government        AUD      69,000,000    Australia Government Bond Series 705,
                    Obligations - 0.5%                               7.50% due 7/15/2005                         53,970,806

                                                                     Total Fixed Income Securities in Australia  67,713,181

Brazil - 0.3%       Commercial Banks - 0.0%   USD       2,000,000    Banco Nacional de Desenvolvimento Economico
                                                                     e Social, 5.83% due 6/16/2008 (a)            2,035,000

                    Food Products - 0.1%               11,000,000    Cosan SA Industria e Comercio, 9% due
                                                                     11/01/2009 (f)                              11,440,000

                    Foreign Government                 15,450,000    Brazilian Government International Bond,
                    Obligations - 0.1%                               8.25% due 1/20/2034                         14,484,375

                                                                     Total Fixed Income Securities in Brazil     27,959,375

Canada - 0.5%       Foreign Government                               Canadian Government Bond:
                    Obligations - 0.3%        CAD         350,000       4.25% due 9/01/2008                         290,465
                                                       38,600,000       4% due 9/01/2010                         31,446,517
                                                          521,000       5.25% due 6/01/2013                         452,282
                                                          175,000       5.75% due 6/01/2029                         161,372
                                                                                                               ------------
                                                                                                                 32,350,636

                    Wireless Telecommunication                       Rogers Wireless Communications, Inc.:
                    Services - 0.2%           USD      11,600,000       5.525% due 12/15/2010 (a)                12,209,000
                                              CAD       6,250,000       7.625% due 12/15/2011 (f)                 5,276,546
                                                                                                               ------------
                                                                                                                 17,485,546

                                                                     Total Fixed Income Securities in Canada     49,836,182

Cayman              Commercial Banks - 0.2%   JPY     939,000,000    SMFG Finance Ltd., 2.25% due
Islands - 0.3%                                                       7/11/2005 (c)(n)                            20,875,743

                    Oil & Gas - 0.1%          USD       4,750,000    Momenta/Cayman, 2.50% due 8/01/2007 (n)      4,726,250

                                                                     Total Fixed Income Securities in the
                                                                     Cayman Islands                              25,601,993

Chile - 0.6%        Electric Utilities - 0.6%          70,712,690    Empresa Electrica del Norte Grande SA,
                                                                     4% due 11/05/2017                           59,398,660

                                                                     Total Fixed Income Securities in Chile      59,398,660

China - 0.1%        Industrial                          7,750,000    Hutchison Whampoa International Ltd.,
                    Conglomerates - 0.1%                             5.45% due 11/24/2010                         8,032,177

                                                                     Total Fixed Income Securities in China       8,032,177

Europe - 2.7%       Commercial Banks - 2.7%                          European Investment Bank:
                                              EUR      38,750,000       3.50% due 10/15/2005                     50,971,159
                                                       60,200,000       6.125% due 12/07/2005                   114,803,686
                                                       30,700,000       4% due 1/15/2007                         41,168,965
                                              GBP      51,850,000       3.55% due 4/15/2008                      67,756,747

                                                                     Total Fixed Income Securities in Europe    274,700,557

France - 1.0%       Commercial Banks - 0.5%            39,150,000    ERAP, 2.875% due 7/12/2006                  51,421,476

                    Containers &              USD       5,480,000    Crown European Holdings SA, 10.875%
                    Packaging - 0.1%                                 due 3/01/2013                                6,425,300

                    Foreign Government        EUR      23,500,000    Caisse d'Amortissement de la Dette Sociale,
                    Obligations - 0.3%                               4% due 10/25/2014                           31,647,601

                    Oil & Gas - 0.1%          GBP       8,000,000    Reseau Ferre de France, 6.625%
                                                                     due 3/29/2005                               15,127,687

                    Software - 0.0%           EUR       1,505,000    Infogrames Entertainment SA, 4% due
                                                                     4/01/2009 (n)                                1,095,639

                                                                     Total Fixed Income Securities in France    105,717,703

Germany - 4.4%      Commercial Banks - 2.2%                          Kreditanstalt fuer Wiederaufbau:
                                              GBP      34,250,000       4.125% due 6/07/2006                     64,185,312
                                                        7,700,000       4.80% due 10/27/2006                     14,496,817
                                                       39,150,000       3.125% due 11/15/2006                    51,685,016
                                                       11,550,000       5.375% due 12/07/2007                    22,100,508
                                                       11,550,000       4.50% due 12/07/2008                     21,568,924
                                              EUR      38,750,000       4.25% due 7/04/2014                      53,406,622
                                                                                                               ------------
                                                                                                                227,443,199

                    Foreign Government                115,870,000    Bundesobligation Series 136, 5% due
                    Obligations - 2.2%                               8/19/2005                                  153,285,145
                                                       51,000,000    Federal State of North Rhine Westphalia
                                                                     Series 387, 4.25% due 2/16/2007             68,748,576
                                                                                                               ------------
                                                                                                                222,033,721

                                                                     Total Fixed Income Securities in Germany   449,476,920

India - 0.3%        Automobiles - 0.2%        USD       8,100,000    Tata Motors Ltd., 1% due 7/31/2008 (f)(n)   15,896,250

                    Media - 0.1%                       15,490,000    Zee Telefilms Ltd, 0.50% due 4/29/2009      15,611,674

                                                                     Total Fixed Income Securities in India      31,507,924

Japan - 0.6%        Commercial Banks - 0.3%   JPY     860,000,000    The Bank of Fukuoka Ltd. Series 2,
                                                                     1.10% due 9/28/2007 (n)                     12,362,204
                                                    1,485,000,000    The Bank of Kyoto Ltd. Series 1,
                                                                     1.90% due 9/30/2009 (n)                     20,337,847
                                                                                                               ------------
                                                                                                                 32,700,051

                    Insurance - 0.1%                  735,000,000    ASIF III Jersey Ltd., 0.95% due
                                                                     7/15/2009                                    7,239,141

                    Real Estate - 0.0%                460,000,000    Shoei Co., Ltd. Series 2, 0% due
                                                                     12/30/2009 (b)(n)                            4,668,697

                    Trading Companies &             1,540,000,000    Mitsubishi Corp., 0% due 6/17/2011 (b)(n)   17,147,224
                    Distributors - 0.2%

                                                                     Total Fixed Income Securities in Japan      61,755,113

Lithuania - 0.2%    Foreign Government        JPY   2,075,000,000    Italy Government International Bond,
                    Obligations - 0.2%                               0.375% due 10/10/2006                       20,165,959

                                                                     Total Fixed Income Securities
                                                                     in Lithuania                                20,165,959

Luxembourg - 0.1%   Industrial                USD       5,750,000    Tyco International Group SA, 2.75%
                    Conglomerates - 0.1%                             due 1/15/2018 (f)(n)                         9,185,625

                                                                     Total Fixed Income Securities
                                                                     in Luxembourg                                9,185,625

Malaysia - 0.4%     Foreign Government        MYR     135,000,000    Malaysia Government Bond Series 386X,
                    Obligations - 0.4%                               8.60% due 12/01/2007                        40,733,408

                                                                     Total Fixed Income Securities
                                                                     in Malaysia                                 40,733,408

Mexico - 0.3%       Household                 USD      18,250,000    Vitro Envases Norteamerica, 10.75%
                    Durables - 0.2%                                  due 7/23/2011(f)                            18,797,500

                    Oil & Gas - 0.1%          GBP       4,930,000    Petroleos Mexicanos, 14.50% due 3/31/2006   10,251,558

                                                                     Total Fixed Income Securities in Mexico     29,049,058

Netherlands - 0.9%  Food Products - 0.2%      EUR      13,200,000    Royal Numico NV, 4.25% due 6/26/2005 (n)    17,335,909

                    Foreign Government                 24,000,000    Netherlands Government Bonds, 3.75%
                    Obligations - 0.3%                               due 7/15/2014                               31,843,136

                    Insurance - 0.1%          USD       4,945,000    Fortis Insurance NV, 7.75% due
                                                                     1/26/2008 (f)(n)                             5,167,525

                    Semiconductors &                    4,235,000    ASM International NV, 4.25% due
                    Semiconductor                                    12/06/2011 (f)(n)                            4,605,563
                    Equipment - 0.3%          EUR      22,850,000    Infineon Technologies Holding BV, 4.25%
                                                                     due 2/06/2007 (n)                           30,218,012
                                                                                                               ------------
                                                                                                                 34,823,575

                                                                     Total Fixed Income Securities
                                                                     in the Netherlands                          89,170,145

New Zealand - 0.1%  Foreign Government        NZD      15,000,000    New Zealand Government Bond Series 216,
                    Obligations - 0.1%                               4.50% due 2/14/2016                         13,890,681

                                                                     Total Fixed Income Securities
                                                                     in New Zealand                              13,890,681

South Korea - 0.2%  Wireless                  USD      15,750,000    LG Telecom Ltd., 8.25% due 7/15/2009 (f)    16,990,675
                    Telecommunication
                    Services - 0.2%

                                                                     Total Fixed Income Securities
                                                                     in South Korea                              16,990,675

Sweden - 0.3%       Foreign Government                               Sweden Government Bond:
                    Obligations - 0.3%        SEK      28,100,000       Series 1040, 6.50% due 5/05/2008          4,487,296
                                                      164,500,000       Series 3101, 4% due 12/01/2008           29,398,167

                                                                     Total Fixed Income Securities in Sweden     33,885,463

United              Commercial Banks - 0.4%   GBP      17,000,000    Bank Nederlandse Gemeenten, 4.625%
Kingdom - 0.9%                                                       due 12/07/2006                              32,035,972
                                                        3,850,000    International Bank for Reconstruction
                                                                     & Development, 7.125% due 7/30/2007          7,649,772
                                                                                                               ------------
                                                                                                                 39,685,744

                    Diversified                                      Colt Telecom Group Plc:
                    Telecommunication         EUR      20,150,000       2% due 3/29/2006                         29,943,843
                    Services - 0.4%                    11,575,000       2% due 4/03/2007 (n)                     17,842,257
                                                                                                               ------------
                                                                                                                 47,786,100

                    Foreign Government                               United Kingdom Treasury Gilt:
                    Obligations - 0.0%        GBP         260,000       7.25% due 12/07/2007                        525,595
                                                           85,000       8% due 6/07/2021                            222,123
                                                                                                               ------------
                                                                                                                    747,718

                    Insurance - 0.1%          USD       7,000,000    Swiss Life Finance Ltd., 2% due
                                                                     5/20/2005 (n)                                7,927,500

                                                                     Total Fixed Income Securities
                                                                     in the United Kingdom                       96,147,062

United              Aerospace & Defense - 0.0%          3,700,000    GenCorp, Inc., 5.75% due 4/15/2007 (n)       4,070,000
States - 4.8%

                    Airlines - 0.0%                     4,941,985    Northwest Airlines, Inc. Series 1999-3-B,
                                                                     9.485% due 10/01/2016                        3,392,993

                    Biotechnology - 0.2%                             Abgenix, Inc (n):
                                                       12,765,000       3.50% due 3/15/2007                      12,525,656
                                                        5,000,000       1.75% due 12/15/2011 (f)                  4,862,500
                                                                                                               ------------
                                                                                                                 17,388,156

                    Chemicals - 0.1%                   11,200,000    Corning, Inc., 7% due 3/15/2007             11,200,000

                    Communications                      5,790,000    Lucent Technologies, Inc., 8% due
                    Equipment - 0.1%                                 8/01/2031 (n)                                6,224,250

                    Construction &                     55,593,750    Foster Wheeler LLC, Series A, 10.359%
                    Engineering - 0.9%                               due 9/15/2011 (e)                           60,597,187
                                                       14,765,000    J Ray McDermott SA, 11% due
                                                                     12/15/2013 (f)                              16,462,975
                                                                     McDermott Inc.:
                                                        4,150,000       7.84% due 4/04/2005                       4,175,938
                                                        9,000,000       8.75% due 5/19/2023                       9,180,000
                                                                                                               ------------
                                                                                                                 90,416,100

                    Consumer Finance - 0.0%               170,000    HSBC Finance Corp., 6.40% due 6/17/2008        182,632

                    Containers &                        9,050,000    Anchor Glass Container Corp., 11%
                    Packaging - 0.2%                                 due 2/15/2013                                9,728,750
                                                        5,904,000    Crown Cork & Seal Co., Inc., 7.50%
                                                                     due 12/15/2096                               4,988,880
                                                                                                               ------------
                                                                                                                 14,717,630

                    Diversified Financial                 120,000    American Honda Finance Corp.,
                    Services - 0.3%                                  3.85% due 11/06/2008                           119,134
                                                                     General Electric Capital Corporation:
                                              JPY   1,350,000,000       0.10% due 12/20/2005                     13,046,933
                                                    1,500,000,000       1.40% due 11/02/2006                     14,800,783
                                                                                                               ------------
                                                                                                                 27,966,850

                    Diversified                                      MCI, Inc.:
                    Telecommunication         USD      14,051,000       5.908% due 5/01/2007                     14,367,148
                    Services - 1.4%                    14,051,000       6.688% due 5/01/2009                     14,665,731
                                                        9,624,000       7.735% due 5/01/2014                     10,526,250
                                                      132,057,412    Metromedia International Group, Inc.
                                                                     Series B, 10.50% due 9/30/2007 (c)          99,043,059
                                                                                                               ------------
                                                                                                                138,602,188

                    Gas Utilities - 0.0%                3,470,000    Aventine Renewable Energy Holdings, Inc.,
                                                                     8.501% due 12/15/2011 (a)(f)                 3,504,700

                    Health Care Providers &             4,630,000    Beverly Enterprises, Inc., 7.875% due
                    Services - 0.1%                                  6/15/2014 (f)                                5,185,600
                                                       10,000,000    Tenet Healthcare Corp., 9.25% due
                                                                     2/01/2015 (f)                               10,000,000
                                                                                                               ------------
                                                                                                                 15,185,600

                    Hotels, Restaurants &              20,947,000    Uno Restaurant Corp., 10% due
                    Leisure - 0.2%                                   2/15/2011 (f)                               20,711,975

                    Insurance - 0.0%                      170,000    AIG SunAmerica Global Financing VII,
                                                                     5.85% due 8/01/2008                            179,510
                                                        4,220,000    Crum & Forster Holdings Corp., 10.375%
                                                                     due 6/15/2013                                4,715,850
                                                                                                               ------------
                                                                                                                  4,895,360

                    Media - 0.1%                        4,663,554    Avalon Cable LLC, 11.875% due 12/01/2008     4,850,096

                    Multi-Utilities &         GBP       3,393,000    The AES Corp., 8.375% due 3/01/2011          6,687,511
                    Unregulated Power - 0.6%  USD      10,200,000    Calpine Corp., 7.625% due 4/15/2006          9,792,000
                                                                     Calpine Generating Co. LLC (a):
                                                       28,300,000       6.31% due 4/01/2009                      28,512,250
                                                       15,500,000       8.31% due 4/01/2010                      15,035,000
                                                                                                               ------------
                                                                                                                 60,026,761

                    Oil & Gas - 0.1%                    6,425,000    McMoRan Exploration Co., 5.25% due
                                                                     10/06/2011 (f)(n)                            8,497,063

                    Semiconductors &                   22,400,000    Conexant Systems, Inc., 4% due
                    Semiconductor                                    2/01/2007 (n)                               20,048,000
                    Equipment - 0.3%                    9,050,000    LSI Logic Corp., 4% due 11/01/2006 (n)       8,982,125
                                                                                                               ------------
                                                                                                                 29,030,125

                    Software - 0.1%                     4,950,000    Computer Associates International, Inc.,
                                                                     5% due 3/15/2007 (f)(n)                      5,655,375

                    Textiles, Apparel &                 9,652,088    Galey & Lord, Inc., Term, due 9/05/2009 (o)  2,895,627
                    Luxury Goods - 0.0%

                    Wireless Telecommunication         14,325,000    Nextel Communications, Inc., 5.25% due
                    Services - 0.2%                                  1/15/2010 (n)                               14,647,313

                                                                     Total Fixed Income Securities
                                                                     in the United States                       484,060,794

                                                                     Total Investments in Fixed
                                                                     Income Securities
                                                                     (Cost - $1,835,335,777) - 19.7%          1,994,978,655

                                                                     U.S. Government Obligations
                                                                     U.S. Treasury Notes:
                                                       23,250,000       4% due 6/15/2009                         23,596,030
                                                       58,000,000       4.75% due 5/15/2014 (g)                  60,784,464
                                                          560,000       4.25% due 8/15/2014                         565,184

                                                                     Total Investments in U.S. Government
                                                                     Obligations (Cost - $81,748,914) - 0.8%     84,945,678
                                                       Beneficial
                                                         Interest    Other Interests (h)
United              Diversified               USD     19,750,000     AboveNet, Inc., (Litigation Trust Certificates)      0
States - 0.0%       Telecommunication                      5,700     McLeod USA, Incorporated (Litigation Trust
                    Services - 0.0%                                  Certificates)                                        0
                                                      35,000,000     WilTel Communications Group, Inc. (Litigation
                                                                     Trust Certificates)                                  0

                                                                     Total Investments in Other Interests
                                                                     (Cost - $0) - 0.0%                                   0

                                                             Face
                                                           Amount     Short-Term Securities
Singapore - 0.4%    Time Deposits             SGD      53,857,745    SGD Time Deposit, 1.42% due 2/11/2005       32,908,313

                                                                     Total Short-Term Securities in Singapore    32,908,313
                                                       Beneficial
                                                         Interest
United                                        USD   2,096,894,519    Merrill Lynch Liquidity Series,
States - 21.4%                                                       LLC Cash Sweep Series I (i)              2,096,894,519
                                                       74,277,550    Merrill Lynch Liquidity Series,
                                                                     LLC Money Market Series (i)(j)              74,277,550

                                                                     Total Short-Term Securities
                                                                     in the United States                     2,171,172,069

                                                                     Total Investments in
                                                                     Short-Term Securities
                                                                     (Cost - $2,204,068,322) - 21.8%          2,204,080,382

                                                                     Total Investments
                                                                     (Cost - $8,314,855,791) - 98.4%          9,973,050,369
                                                        Number of
                                                        Contracts    Call Options Written
Options - 0.4%                                              2,500    3Com Corporation, expiring January 2006
                                                                     at USD 5, Broker UBS Warburg                 (100,000)
                                                            3,326    Andrx Corp., expiring June 2005
                                                                     at USD 17.50, Broker CitiGroup
                                                                     Global Markets                             (1,729,520)
                                                            2,000    Computer Associates International, Inc.,
                                                                     expiring February 2005 at USD 25,
                                                                     Broker Morgan Stanley                        (420,000)
                                                            4,230    Compuware Corp., expiring February 2005
                                                                     at USD 5, Broker Deutsche Bank AG            (782,550)
                                                                     Corinthian Colleges, Inc.:
                                                            5,000       expiring February 2005 at USD 10,
                                                                        Broker Credit Suisse First Boston       (4,700,000)
                                                            4,000       expiring February 2005 at USD 10,
                                                                        Broker UBS Warburg                      (3,760,000)
                                                            3,000       expiring May 2005 at USD 15,
                                                                        Broker UBS Warburg                      (1,410,000)
                                                            2,000       expiring January 2006 at USD 15,
                                                                        Broker Deutsche Bank AG                 (1,180,000)
                                                                     Corinthian Colleges, Inc. (concluded):
                                                            1,911       expiring January 2006 at USD 20,
                                                                        Broker CitiGroup Global Markets           (630,630)
                                                              772       expiring January 2006 at USD 20,
                                                                        Broker Goldman Sachs                      (254,760)
                                                            1,545       expiring January 2006 at USD 20,
                                                                        Broker  Morgan Stanley                    (509,850)
                                                            2,772       expiring January 2006 at USD 20,
                                                                        Broker UBS Warburg                        (914,760)
                                                            2,484    Informatica Corp., expiring March 2005
                                                                     at USD 5, Broker Deutsche Bank AG            (732,780)
                                                                     Intel Corp.:
                                                            4,000       expiring April 2005 at USD 20,
                                                                        Broker Deutche Bank AG                  (1,100,000)
                                                            2,000       expiring January 2006 at USD 22.50,
                                                                        Broker Credit Suisse First Boston         (470,000)
                                                            2,000    Jabil Circuit, Inc., expiring January
                                                                     2006 at USD 20, Broker Credit Suisse
                                                                     First Boston                               (1,180,000)
                                                                     McDermott International, Inc.:
                                                              792       expiring February 2005 at USD 10,
                                                                        Broker CitiGroup Global Markets           (689,040)
                                                            2,192       expiring February 2005 at USD 10,
                                                                        Broker Deutsche Bank AG                 (1,907,040)
                                                            1,000       expiring February 2005 at USD 12.50,
                                                                        Broker CitiGroup Global Markets           (620,000)
                                                              770       expiring May 2005 at USD 12.50,
                                                                        Broker Deutsche Bank AG                   (485,100)
                                                            1,150       expiring May 2005 at USD 15,
                                                                        Broker UBS Warburg                        (494,500)
                                                            1,156       expiring May 2005 at USD 17.50,
                                                                        Broker UBS Warburg                        (294,780)
                                                            2,511       expiring January 2006 at USD 17.50,
                                                                        Broker CitiGroup Global Markets         (1,029,510)
                                                              850       expiring January 2006 at USD 17.50,
                                                                        Broker Deutsche Bank AG                   (348,500)
                                                              579       expiring January 2006 at USD 17.50,
                                                                        Broker Morgan Stanley                     (237,390)
                                                            1,060       expiring January 2006 at USD 17.50,
                                                                        Broker UBS Warburg                        (434,600)
                                                            2,000       expiring January 2006 at USD 20,
                                                                        Broker CitiGroup Global Markets           (530,000)
                                                            1,000    Merck & Co., Inc., expiring January 2006
                                                                     at USD 27.50, Broker Morgan Stanley          (280,000)
                                                            2,000    Nokia Oyj, expiring January 2006 at
                                                                     USD 15, Broker Goldman Sachs                 (330,000)
                                                                     Nortel Networks Corp.:
                                                           10,000       expiring January 2006 at USD 2.50,
                                                                        Broker Morgan Stanley                   (1,050,000)
                                                           24,780       expiring January 2006 at USD 2.50,
                                                                        Broker UBS Warburg                      (2,601,900)
                                                                     Quanta Services, Inc.:
                                                            1,155       expiring May 2005 at USD 7.50,
                                                                        Broker Deutsche Bank                       (98,175)
                                                            1,204       expiring August 2005 at USD 7.50,
                                                                        Broker Susuquehanna                        (96,320)
                                                              770       expiring January 2006 at USD 10,
                                                                        Broker Morgan Stanley                      (38,500)
                                                            1,542       expiring January 2006 at USD 10,
                                                                        Broker UBS Warburg                         (77,100)
                                                                     Siebel Systems, Inc.:
                                                            5,000       expiring February 2005 at USD  7.50,
                                                                        Broker CitiGroup Global Markets           (675,000)
                                                           10,008       expiring January 2006 at USD  7.50,
                                                                        Broker CitiGroup Global Markets         (2,151,720)
                                                            2,000    Toys R US, Inc., expiring March 2005
                                                                     at USD 15, Broker Morgan Stanley           (1,340,000)
                                                            3,000    Tyson Foods, Inc. Class A, expiring
                                                                     January 2006 at USD 17.50, Broker
                                                                     Deutsche Bank AG                             (540,000)

                                                                     Total Call Options Written
                                                                     (Premiums Received - $22,708,001) - 0.4%  (36,224,025)

                    Total Investments, Net of Options Written (Cost - $8,292,147,790+++) - 98.0%             9,936,826,344
                    Other Assets Less Liabilities - 2.0%                                                       198,589,683
                                                                                                           ----------------
                    Net Assets - 100.0%                                                                   $ 10,135,416,027
                                                                                                           ================


+For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

++Depositary Receipts.

+++The cost and unrealized appreciation (depreciation) of investments, net of options written, as of January 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $8,307,327,893
                                                     ==============
    Gross unrealized appreciation                    $1,827,260,611
    Gross unrealized depreciation                     (197,762,160)
                                                     --------------
    Net unrealized appreciation                      $1,629,498,451
                                                     ==============

(a)Floating rate note.

(b)Represents a zero coupon bond.

(c)Non-income producing security.

(d)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)Investments in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company
Act of 1940) were as follows:

                                                                           Interest/
                                   Net       Purchase   Sales   Realized   Dividend
Affiliate                        Activity      Cost      Cost    Gains      Income
Foster Wheeler LLC,
Series A, 10.359% due 9/15/2011     -           -         -        -     $ 1,494,985
Foster Wheeler Ltd.                 -           -         -        -               +
Foster Wheeler Ltd. Class B         -           -         -        -               +

+Non-income producing security.

(f)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(g)All or a portion of security held as collateral in connection with open financial futures contracts.

Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                            Interest/
                                                            Net             Dividend
Affiliate                                                Activity             Income
Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I                                 $42,721,338        $10,698,574
Merrill Lynch Liquidity Series,
LLC Money Market Series                                 $37,598,000        $    24,651
Merrill Lynch Premier Institutional Fund                          -        $     2,824

(j)Security was purchased with the cash proceeds from securities loans.

(k)Security, or portion of security, is on loan.

(l)Restricted security as to resale, representing 0.3% of net assets.

                                      Acquisition
Issue                                   Date (s)               Cost              Value
International Coal Group, Inc         12/06/2004 -
                                       12/14/2004        $16,501,425        $17,721,000
Koninklijke Ahold NV,
Registered Shares*                    12/11/2003           2,811,386          3,717,712
                                                         -----------        -----------
Total                                                    $19,312,811        $21,438,712
                                                         ===========        ===========
*Depositary Receipts.

(m)The rights entitle the holders to potential cash distributions pending litigation settlements.

(n)Convertible.

(o)Floating rate corporate debt in which the Fund invests generally pays interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate. Corporate Loans represents 26.5% of the Fund's net assets.

Financial futures contracts purchased as of January 31, 2005 were as follows:
Number of                                      Expiration                    Unrealized
Contracts         Issue          Exchange         Date       Face Value    Appreciation
479    FTSE 100 Index Futures    LIFFE          March 2005   $42,646,630   $    953,442
271    Osa Nikkei 225 Futures    OSAKA          March 2005   $28,513,799      1,269,875
                                                                           ------------
Total Unrealized Appreciation-Net                                          $  2,223,317
                                                                           ============

Financial futures contracts sold as of January 31, 2005 were as follows:
                                                                              Unrealized
Number of                                          Expiration               Appreciation
Contracts   Issue                     Exchange       Date       Face Value (Depreciation)
345       DJ Euro Stoxx 50             Eurex      March 2005  $ 13,096,094  $  (368,663)
95        Japanese Bond Index Future   Tokyo      March 2005  $127,109,043   (1,081,958)
114       S&P 500 Index                NYSE       March 2005  $ 34,321,447      642,997
                                                                            -----------
Total Unrealized Depreciation-Net                                           $  (807,624)
                                                                            ============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Global Allocation Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Global Allocation Fund, Inc.


Date: March 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Merrill Lynch Global Allocation Fund, Inc.


Date: March 21, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke,
       Chief Financial Officer
       Merrill Lynch Global Allocation Fund, Inc.


Date: March 21, 2005